Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of transactions between related parties [line items]
Wealth Management Assets	$ 6,000.0	$ 5,200.0
Revenue From Rendering Of Services Related Party Transactions	6.7	6.9
Directors [member]
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	267.0	266.0
Utilized credit exposure	$ 199.0	$ 165.0